Digital Assets, Digital Assets Loaned, and Digital Assets Staked - Schedule of Digital Assets held by Lenders as Collateral (Details) - Counterparty E [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan	67.9793	365.448
Fair Value	$ 1,492,892	$ 7,007,055
Bitcoin (BTC) [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Number of coins on loan	67.9793	365.448
Fair Value	$ 1,492,892	$ 7,007,055